Victory Pioneer Bond VCT Portfolio Expense Example - Victory Pioneer Bond VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	740
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,039